RELATED PARTY TRANSACTIONS - Sales to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Related parties	$ 324	$ 286	$ 788
1088526 B.C. Ltd.
Related party transactions
Related parties	7
RisenSky Solar and its subsidiaries
Related party transactions
Related parties	278	277	254
1091187 B.C. Ltd.
Related party transactions
Related parties	30
Oky Solar Holdings, Ltd. . and its subsidiaries
Related party transactions
Related parties			525
Sky Global Solar S.A.
Related party transactions
Related parties	$ 9	$ 9	$ 9